Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

Note 2. Significant accounting policies

Basis of presentation

The accompanying condensed consolidated financial statements are unaudited and include the accounts of the Company, the Operating Partnership and its consolidated subsidiaries. Intercompany accounts and transactions have been eliminated. The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and in conjunction with the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures required for annual financial statements have been condensed or excluded pursuant to SEC rules and regulations. Accordingly, the accompanying condensed consolidated financial statements do not include all of the information and footnotes required by GAAP for complete financial statements and should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2012. In the opinion of management, all adjustments of a normal and recurring nature necessary for a fair presentation of the condensed consolidated financial statements for the interim periods have been made. The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

There have been no changes to our significant accounting policies that have had a material impact on our condensed consolidated financial statements and related notes and therefore notes to the condensed consolidated financial statements which would substantially duplicate the disclosure contained in the audited consolidated financial statements have been omitted.

Single-family properties

Transactions in which single-family properties are purchased that are not subject to an existing lease are treated as asset acquisitions, and as such are recorded at their purchase price, including acquisition fees, which is allocated to land and building based upon their relative fair values at the date of acquisition. Single-family properties that are acquired either subject to an existing lease or as part of a portfolio level transaction (see Note 10) are treated as a business combination under Accounting Standards Codification (“ASC”) 805, Business Combinations, and as such are recorded at fair value, allocated to land, building and the existing lease, if applicable, based upon their relative fair values at the date of acquisition, with acquisition fees and other costs expensed as incurred. Fair value is determined based on ASC 820, Fair Value Measurements and Disclosures, primarily based on unobservable data inputs. In making estimates of fair values for purposes of allocating the purchase price of individually acquired properties subject to an existing lease, the Company utilizes its own market knowledge and published market data. In this regard, the Company also utilizes information obtained from county tax assessment records to assist in the determination of the fair value of the land and building. The Company engages a third party valuation specialist to assist in the determination of fair value for purposes of allocating the purchase price of properties acquired as part of portfolio level transactions.

The value of acquired lease related intangibles is estimated based upon the costs we would have incurred to lease the property under similar terms. Such costs are capitalized and amortized over the remaining life of the lease. Acquired leases are generally short-term in nature (six months to two years).

Intangible assets

Intangible assets are amortized on a straight-line basis over the asset’s estimated economic life and will be tested for impairment based on undiscounted cash flows and, if impaired, written down to fair value based on discounted cash flows. The identified intangible assets acquired as part of the Management Internalization (see Note 10) are being amortized over the following estimated economic lives:

Amortizable Life
Trademark	4.7 years
Database	7 years

Goodwill

Goodwill represents the fair value in excess of the tangible and separately identifiable intangible assets that were acquired as part of the Management Internalization (see Note 10). Goodwill has an indefinite life and is therefore not amortized. The Company will analyze goodwill for impairment on an annual basis, or if certain events or circumstances occur, pursuant to ASC 350, Intangibles—Goodwill and Other. No impairments have been recorded as of June 30, 2013.

Deferred financing costs

Financing costs related to the origination of the Company’s bridge loan and line of credit are deferred and amortized on an effective interest method, which approximates straight-line basis over the contractual terms of the applicable financings.

Recently issued and adopted accounting standards

In July 2012, the Financial Accounting Standards Board issued Accounting Standards Update No. 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment”. The revised standard is intended to reduce the cost and complexity of testing indefinite-lived intangible assets other than goodwill for impairment by providing entities with an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. The revised standard allows an entity first to assess qualitative factors to determine whether events and circumstances indicate that it is more likely than not (that is, a likelihood of more than 50%) that an indefinite-lived intangible asset is impaired. If it is more likely than not that the asset is impaired, the entity must calculate the fair value of the asset, compare the fair value to its carrying amount, and record an impairment charge, if the carrying amount exceeds fair value. However, if an entity concludes that it is not more likely than not that the asset is impaired, no further action is required. The qualitative assessment is not an accounting policy election. An entity can choose to perform the qualitative assessment on none, some, or all of its indefinite-lived intangible assets. Moreover, an entity can bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to the quantitative impairment test, and then choose to perform the qualitative assessment in any subsequent period. The revised standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this guidance did not have a material impact on the Company’s financial position or results of operations.

Note 2. Significant accounting policies

Accounting principles and consolidation

The accompanying consolidated financial statements include the accounts of all subsidiaries. Intercompany accounts and transactions have been eliminated. The accounting and reporting policies conform to accounting principles generally accepted in the United States of America (“GAAP”). We conduct substantially all of our operations through our Operating Partnership. As of December 31, 2012, the Company owned approximately 99.9% of the Class A units in the Operating Partnership, which is consolidated in the accompanying consolidated financial statements, with noncontrolling interest (see Note 7) reflected separately.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. These estimates are inherently subjective in nature and actual results could differ from estimates and the differences may be material.

Unaudited pro forma equity

Unaudited pro forma equity as of December 31, 2012 has been presented to reflect the reclassification of $365,447,000 from additional paid-in capital to noncontrolling interest that will occur upon consummation of the 2,770 Property Contribution on February 28, 2013 and the related issuance of 31,085,974 Series C Convertible units in our Operating Partnership (see Notes 7 and 9).

Income taxes

We intend to elect to be taxed as a REIT, as defined in the Internal Revenue Code. As a REIT, we are not subject to U.S. federal income taxes to the extent that we distribute 100% of our taxable income to our shareholders on an annual basis and do not engage in prohibited transactions. We believe we met these REIT requirements in 2012. Accordingly, we have not recorded federal income tax expense related to the REIT’s taxable income.

Our assumption that we met the REIT requirements could be incorrect because the REIT requirements are complex, require ongoing factual determinations, and there could be future unanticipated changes in our circumstances, or existing circumstances that were not identified and may affect our Company’s compliance. For any taxable year that we fail or have failed to qualify as a REIT and for which applicable statutory relief provisions did not apply, we would be taxed at the regular corporate rates on all of our taxable income. In these circumstances, we could also be subject to penalties and interest, and our net income would be materially different from our current estimates.

We incurred a net operating loss for federal and state income tax purposes in 2012, which will expire in 2033. The Company had no unrecognized tax benefits as of December 31, 2012. The Company expects no significant increases or decreases in unrecognized tax benefits due to changes in tax positions within one year of December 31, 2012. We are not required to pay a dividend for the year ended December 31, 2012.

Significant accounting policies

Single-family properties

Transactions in which single-family properties are purchased that are not subject to an existing lease are treated as asset acquisitions, and as such are recorded at their purchase price including acquisition fees. Transactions in which single-family properties are acquired subject to an existing lease are treated as a business combination under Accounting Standards Codification (“ASC”) 805, Business Combinations, and as such are recorded at fair value (approximated by the purchase price), allocated to land, building and the existing lease based upon their relative fair values at the date of acquisition, with acquisition fees and other costs expensed as incurred. The cost of single-family properties is allocated between land and building based upon their relative fair values at the date of acquisition. Fair value is determined based on ASC 820, Fair Value Measurements and Disclosures, primarily based on unobservable data inputs. In making estimates of fair values for purposes of allocating purchase price, the Company utilizes its own market knowledge and published market data. In this regard, the Company also utilizes information obtained from county tax assessment records to assist in the determination of the fair value of the land and building.

Single-family properties contributed by our Sponsor are deemed to be transactions under common control. Accordingly, the assets and liabilities of contributed properties are recorded by the Company at the Sponsor’s net book value (see Note 9).

For single-family properties acquired with in-place leases, the fair value of acquired in-place leases is estimated to be the estimated costs we would have incurred to lease the property under similar terms. Such costs are capitalized and amortized over the remaining life of the lease. Acquired leases are generally short-term in nature (six months to two years). For these single-family properties, acquisition fees are expensed as incurred and are included in acquisition fees and costs expensed in the accompanying consolidated statement of operations.

The nature of our business requires that in certain circumstances we acquire single-family properties subject to existing liens. Liens that we expect to be extinguished in cash are estimated and accrued on the date of acquisition and recorded as a cost of the property.

We incur costs to prepare our properties to be rented, primarily renovation costs. These costs, along with related holding costs during the period of renovation, are capitalized to the cost of the building. Upon completion of the renovation of the single-family properties, all costs of operations, including repairs and maintenance, are expensed as incurred.

Impairment of long lived assets

The Company evaluates its single family properties for impairment periodically or whenever events or circumstances indicate that its carrying amount may not be recoverable. If an impairment indicator exists, we compare the expected future undiscounted cash flows against the carrying amount of an asset. If the sum of the estimated undiscounted cash flows is less than the carrying amount of the asset, we would record an impairment loss for the difference between the estimated fair value and the carrying amount of the asset.

Leasing costs

Direct and incremental costs we incur to lease the properties are capitalized and amortized over the term of the lease, usually one year. Amortization of leasing costs is included in property operating expenses. Pursuant to the property management agreement with our Property Manager, we pay a leasing fee equal to one-half of each lease’s monthly rent (see Note 8).

Depreciation and amortization

Depreciation is computed using the straight-line method over the estimated useful lives of the buildings and improvements, which are generally between 5 and 30 years. The Company considers the value of in-place leases in the allocation of the purchase price and the amortization period reflects the remaining terms of the leases. The remaining terms are usually very short, less than one year. The unamortized portion of in-place leases is included in other assets.

Cash and cash equivalents

We consider all demand deposits, cashier’s checks, money market accounts and certificates of deposits with a maturity of three months to be cash equivalents. We maintain our cash and cash equivalents and escrow deposits at financial institutions. The combined account balances typically exceed the Federal Depository Insurance Corporation (“FDIC”) insurance coverage, and, as a result, there is a concentration of credit risk related to amounts on deposit. We believe that this risk is not significant.

Rescinded properties

In certain jurisdictions, our purchases of single-family properties in foreclosure sales are subject to the right of rescission. When we are notified of a rescission, the amount of the purchase price is reclassified as a receivable. As of December 31, 2012, rescission receivables totaled $1,612,000.

Escrow deposits

Escrow deposits include refundable and non-refundable cash earnest money deposits for the purchase of properties of $2,162,000 as of December 31, 2012. In addition, escrow deposits include $8,806,000 in amounts paid for single-family properties in certain states which require a judicial order when the risk and rewards of ownership of the property are transferred and the purchase is finalized.

Revenue and expense recognition

Rental income attributable to residential leases is recognized on a straight-line basis. Leases entered into between tenants and the Company are generally for a one-year term. We estimate losses that may result from the inability of our tenants to make payments required under the terms of the lease based on payment history and current credit status. As of December 31, 2012 and 2011, we had no allowance for such losses.

We accrue for property taxes and homeowner’s association assessments based on amounts billed, and, in some circumstances, estimates and historical trends when bills or assessments are not available. If these estimates are not reasonable, the timing and amount of expenses recorded could impact our consolidated financial statements.

Accrued and other liabilities

Accrued and other liabilities consist primarily of trade payables, property tax accruals, and accrued fees payable to our Advisor and our Property Manager. It also consists of contingent loss accruals, if any. Such losses are accrued when they are probable and estimable. When it is reasonably possible that a significant contingent loss has occurred, we disclose the nature of the potential loss and, if estimable, a range of exposure.

Share-based compensation

The Company has an equity incentive plan for eligible persons, which is accounted for under the provisions of ASC 718, Compensation—Stock Compensation, and ASC 505-50, Equity-Based Payments to Non-Employees. Noncash share-based compensation expense related to stock options issued to trustees is based on the fair value of the options on the grant date and amortized over the service period. Noncash share-based compensation expense related to stock options granted to employees of the Company’s Property Manager and Advisor are considered non-employees and is based on the estimated fair value of the options and are re-measured each period until the earlier of the performance commitment date or the performance completion date (see Note 7). These options are recognized in expense over the service period.

Fair value of financial instruments

The fair value of a financial instrument is the amount at which the instrument could be exchanged in an orderly transaction between two willing parties. The carrying amount of rents and other receivables, escrow deposits, prepaid expenses, accounts payable and accrued expenses and amounts payable to affiliates approximate fair value because of the short maturity of these amounts.

Allocated general and administrative expense

Allocated general and administrative expense represents general and administrative expenses incurred by our Sponsor that are either clearly applicable to or have been reasonably allocated to the operations of the properties contributed by our Sponsor in connection with 2012 Offering and the 2,770 Property Contribution. In making these allocations, we have considered the guidance of Staff Accounting Bulletin Topic 1B. We have allocated expenses for each operating division of our Sponsor based on an allocation methodology we believe is reasonable for such operating division. Allocations have been based on the estimated portion of our Sponsor’s overall activity associated with the properties contributed by our Sponsor in connection with the 2012 Offering and the 2,770 Property Contribution. In general, the operating metric utilized in making these allocations was the number of single-family properties. Allocated general and administrative expenses were $6,949,000 and $47,000 for 2012 and the period from June 23, 2011 to December 31, 2011, respectively, and includes salaries, rent, consulting services, travel expenses, temporary services, and accounting and legal services. Management believes that the allocation methodology used to allocate general and administrative expense for 2012 and for the period from June 23, 2011 to December 31, 2011 results in a reasonable estimate for allocated general and administrative expense.

Segment reporting

Under the provision of ASC 280, Segment Reporting, the Company had determined that it has one reportable segment with activities related to acquiring, renovating, leasing and operating single-family homes as rental properties. 100% of the Company’s consolidated revenues are derived from rental income through the leasing of its properties. The Company’s properties are geographically dispersed and management evaluates operating performance at the state level.

Recently issued and adopted accounting standards

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which generally represents clarifications of Topic 820, Fair Value Measurements, but also includes certain instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). The ASU was effective prospectively for interim and annual periods beginning after December 15, 2011 with earlier application not permitted. The adoption of this guidance did not have a material effect on our consolidated results of operations, financial position or cash flows.